Group information - (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	R$ 154	R$ 146	R$ 1,440
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	25.00%	25.00%
Dental Office S.A. (“RH Software”)
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	20.00%	20.00%
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	0.00%	19.80%
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Food delivery marketplace
Proportion of ownership interest in associate	29.49%	29.49%
Agilize Contabilidade Holding Limited ("Agilize Cayman") [Member]
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in associate	28.70%	28.70%
APP Sistemas S.A. ("APP")
Disclosure of associates [line items]
Description of nature of entity's operations and principal activities	Technology services
Proportion of ownership interest in associate	45.96%